Financial result (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Interest income	SFr 5.7	SFr 0.0	SFr 0.0
Financial income	5.7	0.0	0.0
Bank charges and interest expenses	(2.1)	(1.1)	(0.6)
Interest expenses leases	(4.2)	(2.4)	(0.3)
Interest expenses employee benefits	(0.1)	0.0	0.0
Financial expenses	(6.4)	(3.6)	(0.9)
Foreign exchange losses	(6.5)	(16.3)	(5.1)
Change in fair value of foreign exchange derivatives	0.0	1.4	(1.3)
Foreign exchange result	(6.5)	(14.9)	(6.4)
Financial result	SFr (7.2)	SFr (18.5)	SFr (7.3)